Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Common Stock Warrant Activity

The following table summarizes the common stock warrant activity for the year ended December 31, 2020:

Balance at January 1, 2020	-
Issuances	22,000,000
Exercises	(75,693)
Balance at December 31, 2020	21,924,307

Summary of Stock Option Activity

The reconciliation of movement in share options in the years ended December 31, 2020 and 2019 is as follows:

	Number of Options	Weighted Average Exercise Price	Non-Vested Options	Weighted Average Grant date Fair Value

Outstanding at December 31, 2018	1,047,332	$0.0033	1,017,332	$2.88
Granted	538,596	0.0033	538,596	1.16
Vested and exercised		0.0033	(9,686)	11.18
Expired/cancelled	(660,340)	0.0033	(660,340)	3.01
Outstanding at December 31, 2019	925,588	0.0033	915,902	1.68
Granted	262,093	0.0033	262,093	0.96
Vested and exercised	-	0.0033	(224,949)	1.49
Expired/cancelled	(702,625)	0.0033	(702,625)	1.47
Outstanding at December 31, 2020	485,056	$0.0033	250,421	1.20
Options exercisable	234,635	$0.0033
Options vested	234,635	$0.0033
Options expected to vest	73,715	$0.0033

Schedule of Weighted-average Assumptions Used in Black-scholes Valuation Method

The following weighted-average assumptions were used to calculate the fair value of stock options granted during the periods indicated:

	December 13,	July 22,	December 31,
	2020	2020	2019
Risk-free interest rate	0.09%	0.08%	0.57%
Expected volatility	35.74%	40.11%	69.62%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	1.56 year	0.77 years	3 years